UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10335

Name of Fund: BlackRock New Jersey Municipal Income Trust (BNJ)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock New Jersey Municipal Income Trust, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2010

Date of reporting period: 10/31/2009

Item 1 – Schedule of Investments

BlackRock New Jersey Municipal Income Trust (BNJ)

Schedule of Investments October 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Municipal Bonds	Par (000)	Value

New Jersey - 124.8%

Corporate - 8.4%	New Jersey EDA, RB, Continental Airlines Inc. Project, AMT, 7.00%, 11/15/30	$3,450	$3,203,532
	New Jersey EDA, RB, Continental Airlines Inc. Project, AMT, 7.20%, 11/15/30	2,000	1,898,500
	New Jersey EDA, RB, Disposal, Waste Management New Jersey, Series A, AMT, 5.30%, 6/01/15	2,000	2,090,840
	New Jersey EDA, Refunding RB, New Jersey American Water Co., Series A, AMT, 5.70%, 10/01/39	1,500	1,466,850

			8,659,722

County/City/Special District/School District - 13.4%	City of Perth Amboy New Jersey, GO, CAB (FSA), 4.97%, 7/01/34 (a)	1,075	948,161
	City of Perth Amboy New Jersey, GO, CAB (FSA), 4.98%, 7/01/35 (a)	175	154,030
	City of Vineland New Jersey, GO, Electric Utility, AMT (MBIA), 5.30%, 5/15/30	1,500	1,486,995
	City of Vineland New Jersey, GO, Electric Utility, AMT (MBIA), 5.38%, 5/15/31	1,500	1,497,105
	Essex County Improvement Authority, Refunding RB, Guaranteed, Project Consolidation (MBIA), 5.50%, 10/01/29	2,630	2,932,818
	Hudson County Improvement Authority, RB, County Guaranteed, Harrison Parking Facilities Project, Series C (AGC), 5.38%, 1/01/44	2,400	2,532,192
	Middlesex County Improvement Authority, RB, Subordinate, Heldrich Center Hotel, Series B, 6.25%, 1/01/37	1,790	329,288
	Newark Housing Authority, Refunding RB, Additional, Newark Redevelopment Project (MBIA), 4.38%, 1/01/37	2,625	2,433,191
	Salem County Improvement Authority, RB, Finlaw State Office Building (FSA), 5.25%, 8/15/38	225	234,171
	Trenton Parking Authority, Refunding RB (MBIA), 5.00%, 4/01/30	1,440	1,314,360

			13,862,311

Education - 10.4%	New Jersey Educational Facilities Authority, RB, Georgian Court College Project, Series C, 6.50%, 7/01/13 (b)	2,120	2,495,346

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list.

AGC	Assured Guaranty Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance Inc.
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
HFA	Housing Finance Agency
MBIA	Municipal Bond Investors Assurance (National Public Finance Guaranty Corp.)
RB	Revenue Bonds
S/F	Single-Family

BlackRock New Jersey Municipal Income Trust (BNJ)

Schedule of Investments October 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Municipal Bonds	Par (000)	Value

	New Jersey Educational Facilities Authority, RB, Montclair State University, Series J, 5.25%, 7/01/38	$580	$590,875
	New Jersey Educational Facilities Authority, Refunding RB, College of New Jersey, Series D (FSA), 5.00%, 7/01/35	3,230	3,318,987
	New Jersey Educational Facilities Authority, Refunding RB, Fairleigh Dickinson, Series C, 6.00%, 7/01/20	2,000	2,042,160
	New Jersey Educational Facilities Authority, Refunding RB, Georgian Court University, Series D, 5.00%, 7/01/33	250	231,368
	New Jersey Educational Facilities Authority, Refunding RB, Ramapo College, Series I (AMBAC), 4.25%, 7/01/31	500	457,565
	New Jersey Educational Facilities Authority, Refunding RB, University Medical & Dentistry, Series B, 7.50%, 12/01/32	1,450	1,632,628

			10,768,929

Health - 33.9%	Burlington County Bridge Commission, RB, The Evergreens Project, 5.63%, 1/01/38	1,000	821,250
	City of Newark New Jersey, RB, New Community Urban Renewal, Series A (GNMA), 5.20%, 6/01/30	1,830	1,843,268
	New Jersey EDA, RB, First Mortgage, Lions Gate Project, Series A, 5.75%, 1/01/25	500	430,790
	New Jersey EDA, RB, First Mortgage, Lions Gate Project, Series A, 5.88%, 1/01/37	855	667,507
	New Jersey EDA, RB, Masonic Charity Foundation Project, 5.50%, 6/01/31	2,000	1,939,480
	New Jersey EDA, Refunding RB, First Mortgage, Winchester, Series A, 5.75%, 11/01/24	4,050	3,997,998
	New Jersey EDA, Refunding RB, Seabrook Village Inc. Facilities, 5.25%, 11/15/26	1,790	1,474,781
	New Jersey Health Care Facilities Financing Authority, RB, Atlantic City Medical Center, 5.75%, 7/01/25	1,255	1,284,129
	New Jersey Health Care Facilities Financing Authority, RB, CAB, Saint Barnabas Health, Series B, 5.90%, 7/01/30 (c)	2,500	472,950
	New Jersey Health Care Facilities Financing Authority, RB, CAB, Saint Barnabas Health, Series B, 5.69%, 7/01/36 (c)	7,700	862,323
	New Jersey Health Care Facilities Financing Authority, RB, CAB, Saint Barnabas Health, Series B, 5.76%, 7/01/37 (c)	7,250	745,952
	New Jersey Health Care Facilities Financing Authority, RB, Health System, Catholic Health East, Series A, 5.38%, 11/15/12 (b)	3,000	3,373,950
	New Jersey Health Care Facilities Financing Authority, RB, Hospital Asset Transformation Program, Series A, 5.25%, 10/01/38	2,350	2,381,631
	New Jersey Health Care Facilities Financing Authority, RB, Kennedy Health System, 5.63%, 7/01/31	2,130	2,140,416
	New Jersey Health Care Facilities Financing Authority, RB, Meridian Health, Series I (AGC), 5.00%, 7/01/38	750	742,057
	New Jersey Health Care Facilities Financing Authority, RB, Saint Barnabas Health Care System, Series A, 5.00%, 7/01/29	750	592,358

BlackRock New Jersey Municipal Income Trust (BNJ)

Schedule of Investments October 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Municipal Bonds	Par (000)	Value

	New Jersey Health Care Facilities Financing Authority, RB, South Jersey Hospital, 6.00%, 7/01/12 (b)	$7,460	$8,412,567
	New Jersey Health Care Facilities Financing Authority, RB, South Jersey Hospital, 5.00%, 7/01/46	1,650	1,527,207
	New Jersey Health Care Facilities Financing Authority, RB, Virtua Health (AGC), 5.50%, 7/01/38	1,250	1,290,587

			35,001,201

Housing - 17.4%	Middlesex County Improvement Authority, RB, Administration Building Residential Project, AMT (FNMA), 5.35%, 7/01/34	1,400	1,404,984
	Middlesex County Improvement Authority, RB, New Brunswick Apartments Rental Housing, AMT (FNMA), 5.30%, 8/01/35	4,375	4,385,719
	New Jersey State Housing & Mortgage Finance Agency, RB, S/F Housing, Series CC, 5.00%, 10/01/34 (d)	1,775	1,762,415
	New Jersey State Housing & Mortgage Finance Agency, RB, S/F Housing, Series T, AMT, 4.70%, 10/01/37	700	635,432
	New Jersey State Housing & Mortgage Finance Agency, RB, S/F Housing, Series X, AMT, 4.85%, 4/01/16	1,750	1,792,892
	New Jersey State Housing & Mortgage Finance Agency, RB, Series A, 4.75%, 11/01/29	1,185	1,166,952
	New Jersey State Housing & Mortgage Finance Agency, RB, Series AA, 6.38%, 10/01/28	1,480	1,633,328
	New Jersey State Housing & Mortgage Finance Agency, RB, Series AA, 6.50%, 10/01/38	2,295	2,492,003
	Newark Housing Authority, RB, South Ward Police Facility (AGC), 5.75%, 12/01/30	580	613,628
	Newark Housing Authority, RB, South Ward Police Facility (AGC), 6.75%, 12/01/38	1,850	2,072,759

			17,960,112

State - 25.5%	Garden State Preservation Trust, RB, CAB, Series B (FSA), 5.22%, 11/01/26 (c)	6,000	2,733,780
	New Jersey EDA, RB, Cigarette Tax (Radian), 5.75%, 6/15/34	5,000	4,753,650
	New Jersey EDA, RB, Kapkowski Road Landfill, Series B, AMT, 6.50%, 4/01/31	5,000	3,939,200
	New Jersey EDA, RB, School Facilities Construction, Series Z (AGC), 5.50%, 12/15/34	3,000	3,232,800
	New Jersey EDA, RB, School Facilities Construction, Series Z (AGC), 6.00%, 12/15/34	3,000	3,351,390
	New Jersey EDA, Refunding RB, School Facilities Construction, Series AA, 5.50%, 12/15/29	2,000	2,157,980
	New Jersey EDA, Special Assessment, Refunding RB, Kapkowski Road Landfill Project, 6.50%, 4/01/28	2,500	2,114,050
	New Jersey Transportation Trust Fund Authority, New Jersey, RB, CAB, Transportation System, Series C (FSA), 4.84%, 12/15/32 (c)	4,000	1,045,600
	New Jersey Transportation Trust Fund Authority, New Jersey, RB, Transportation System, Series A, 6.00%, 12/15/38	1,450	1,585,111

BlackRock New Jersey Municipal Income Trust (BNJ)

Schedule of Investments October 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Municipal Bonds	Par (000)	Value

	New Jersey Transportation Trust Fund Authority, New Jersey, RB, Transportation System, Series A (AGC), 5.63%, 12/15/28	$670	$750,346
	State of New Jersey, COP, Equipment Lease Purchase, Series A, 5.25%, 6/15/28	600	620,580

			26,284,487

Tobacco - 1.1%	Tobacco Settlement Financing Corp., New Jersey, RB, Series 1A, 4.50%, 6/01/23	1,255	1,123,727

Transportation - 13.6%	New Jersey State Turnpike Authority, RB, Series E, 5.25%, 1/01/40	3,205	3,349,449
	New Jersey Transportation Trust Fund Authority, New Jersey, RB, Transportation System, Series A, 5.88%, 12/15/38	1,465	1,584,676
	New Jersey Transportation Trust Fund Authority, New Jersey, RB, Transportation System, Series A (AGC), 5.50%, 12/15/38	1,000	1,082,670
	Port Authority of New York & New Jersey, RB, Consolidated, 152nd Series, AMT, 5.75%, 11/01/30	1,750	1,859,935
	Port Authority of New York & New Jersey, RB, Special Project, JFK International Air Terminal, Series 6, AMT (MBIA), 5.75%, 12/01/22	6,000	6,097,620

			13,974,350

Utilities - 1.1%	Cumberland County Improvement Authority, RB, Series A, 5.00%, 1/01/30	620	599,317
	Rahway Valley Sewerage Authority, RB, CAB, Series A (MBIA), 4.39%, 9/01/33 (c)	2,000	501,540

			1,100,857

	Total Municipal Bonds in New Jersey		128,735,696

Multi-State - 6.5%

Housing - 6.5%	Charter Mac Equity Issuer Trust, 6.80%, 11/30/50 (e)(f)	2,500	2,577,575
	MuniMae TE Bond Subsidiary LLC, 6.30%, 6/30/49 (e)(f)	3,000	2,782,440
	MuniMae TE Bond Subsidiary LLC, 6.80%, 6/30/50 (e)(f)	2,000	1,399,960

	Total Municipal Bonds in Multi-State		6,759,975

Puerto Rico - 20.7%

Housing - 7.4%	Puerto Rico HFA, RB, Subordinated, Capital Fund Modernization, 5.13%, 12/01/27	2,500	2,495,500
	Puerto Rico Housing Finance Corp., RB, Mortgage Backed Securities, Series A (GNMA), 5.20%, 12/01/33	2,550	2,564,127
	Puerto Rico Housing Finance Corp., RB, Mortgage Backed Securities, Series B, AMT (GNMA), 5.30%, 12/01/28	2,545	2,556,376

			7,616,003

State - 9.2%	Puerto Rico Infrastructure Financing Authority, RB, CAB, Series A (AMBAC), 4.36%, 7/01/37 (c)	6,000	809,520
	Puerto Rico Public Buildings Authority, RB, CAB, Series D (AMBAC), 5.45%, 7/01/12 (a)	1,335	1,027,042
	Puerto Rico Public Buildings Authority, RB, CAB, Series D (AMBAC), 5.45%, 7/01/17 (a)(b)	3,665	3,602,219
	Puerto Rico Public Buildings Authority, Refunding RB, Government Facilities, Series M-3 (MBIA), 6.00%, 7/01/27	850	875,968

BlackRock New Jersey Municipal Income Trust (BNJ)

Schedule of Investments October 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Municipal Bonds	Par (000)	Value

	Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 5.75%, 8/01/37	$3,075	$3,181,395

			9,496,144

Transportation - 2.1%	Puerto Rico Highway & Transportation Authority, Refunding RB, Series CC (AGC), 5.50%, 7/01/31	2,000	2,192,880

Utilities - 2.0%	Puerto Rico Electric Power Authority, RB, Series WW, 5.50%, 7/01/38	2,000	2,006,680

	Total Municipal Bonds in Puerto Rico		21,311,707

	Total Municipal Bonds (Cost - $162,543,375) - 152.0%		156,807,378

	Municipal Bonds Transferred to Tender Option Bond Trusts (g)

New Jersey - 2.0%

Transportation - 2.0%	Port Authority of New York & New Jersey, Refunding RB, Consolidated 152nd Series, AMT, 5.25%, 11/01/35	2,039	2,078,505

	Total Municipal Bonds Transferred to Tender Option Bond Trusts - 2.0%		2,078,505

	Total Long-Term Investments Tender Option Bond Trusts (g) (Cost - $162,543,375) - 154.0%		158,885,883

	Short-Term Securities	Shares

	CMA New Jersey Municipal Money Fund, 0.04% (h)(i)	4,340,576	4,340,576

	Total Short-Term Securities (Cost - $4,340,576) - 4.2%		4,340,576

	Total Investments (Cost - $166,883,951*) - 158.2%		163,226,459
	Other Assets Less Liabilities - 0.4%		406,994
	Liability for Trust Certificates, Including Interest Expense and Fees Payable - (1.3)%		(1,361,102)
	Preferred Shares, at Redemption Value - (57.3)%		(59,106,825)

	Net Assets Applicable to Common Shares - 100.0%		$103,165,526

*	The cost and unrealized appreciation (depreciation) of investments as of October 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$164,677,523

Gross unrealized appreciation	$6,516,155
Gross unrealized depreciation	(9,326,515)

Net unrealized depreciation	$(2,810,360)

(a)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of report date.

(b)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(d)	When-issued security.

Counterparty	Market Value	Unrealized Depreciation

Merrill Lynch & Co.	$1,762,415	$(12,585)

BlackRock New Jersey Municipal Income Trust (BNJ)

Schedule of Investments October 31, 2009 (Unaudited)

(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)

Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at maturity.

(g)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(h)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

CMA New Jersey Municipal Money Fund	$(6,299,128)	$842

(i)	Represents the current yield as of report date.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of October 31, 2009 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1 - Short-Term Securities	$4,340,576
Level 2 - Long-Term Investments[1]	158,885,883
Level 3	—

Total	$163,226,459

[1] See above Schedule of Investments for values in each sector.

Item 2 – Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New Jersey Municipal Income Trust

By:	/s/ Anne F. Ackerley

Anne F. Ackerley
Chief Executive Officer of
BlackRock New Jersey Municipal Income Trust

Date: December 18, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Anne F. Ackerley

Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock New Jersey Municipal Income Trust

Date: December 18, 2009

By:	/s/ Neal J. Andrews

Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock New Jersey Municipal Income Trust

Date: December 18, 2009